INCOME TAX - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Profit/(loss) before tax	$ 464	$ 7,565	$ (9,857)
Tax at statutory rate of 20% (2022: 20%; 2021: 20%)	93	1,513	(1,971)
Foreign income taxed at different rate	940	1,332	1,465
Expenses not deductible for tax purpose	9	241	94
Utilization of previously unrecognized tax losses/temporary differences	(394)	(697)	(96)
Tax benefit arising from previously unrecognized tax losses	(264)	0	0
Net deferred tax asset not recognized	1,727	382	327
Tax exempt on income	(693)	(65)	(99)
Uncertain tax position	0	(102)	(1,173)
Return to provision adjustment	(694)	(54)	0
Deferred tax liability arising from undistributed earnings	(354)	96	(309)
Withholding tax on dividends	38	163	452
Enhanced pre-tax deductions of R&D Expenses	(242)	0	0
Others	(4)	(1)	(35)
Income tax expenses (benefit) reported in the income statement	$ 162	$ 2,808	$ (1,345)